Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Interest and fees on loans	$ 39,851	$ 39,934
Interest and dividends on investments	1,329	1,702
Interest on federal funds sold and cash equivalents	129	48
Total interest income	41,309	41,684
Interest expense:
Interest on deposits	7,878	9,600
Interest on borrowings	1,353	1,750
Total interest expense	9,231	11,350
Net interest income	32,078	30,334
Provision for loan losses	10,450	9,001
Net interest income after provision for loan losses	21,628	21,333
Noninterest income (loss)
Gain on sale of SBA loans	4,439	1,789
Loan fees	220	301
Net income from BOLI	179	178
Service fees on deposit accounts	221	252
Other than temporary impairment losses	(132)	(124)
Portion of loss recognized in other comprehensive income (OCI) (before taxes)	3	0
Net impairment losses recognized in earnings	(129)	(124)
(Loss) gain on sale and write-down of real estate owned	(557)	(1,272)
Other	352	281
Total noninterest income (loss)	4,725	2,709
Noninterest expense
Compensation and benefits	5,638	5,250
Professional services	1,235	1,160
Occupancy and equipment	1,006	937
Data processing	405	344
FDIC insurance	985	873
OREO expense	642	622
Other operating expense	2,714	2,464
Total noninterest expense	12,625	11,650
Income before income tax expense	13,728	12,392
Income tax expense	5,524	4,895
Net income attributable to Company and noncontrolling (minority) interest	8,204	7,497
Net income attributable to noncontrolling (minority) interest	(932)	(157)
Net income attributable to Company	7,272	7,340
Preferred stock dividend and discount accretion	1,000	988
Net income available to common shareholders	$ 6,272	$ 6,352
Earnings per common share
Basic (in dollars per share)	$ 1.28	$ 1.31
Diluted (in dollars per share)	$ 1.26	$ 1.27
Weighted average shares outstanding
Basic (in shares)	4,886,178	4,866,162
Diluted (in shares)	4,966,752	4,986,883